DISCONTINUED OPERATIONS - Cash flow information (Details) - GFL Infrastructure $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Operating cash flows from discontinued operations	$ (35.4)
Investing cash flows from discontinued operations	(7.2)
Financing cash flows from discontinued operations	(1.0)
Decrease in cash from discontinued operations	$ (43.6)